Condensed Consolidated Statements of Income and Comprehensive Income - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue
Revenue from royalty, streams and working interests (Note 11)	$ 257.6	$ 329.9	$ 513.2	$ 606.2
Interest revenue (Note 6a and b)	2.2		3.1
Other interest income (Note 6c)	0.3		0.6
Total revenue	260.1	329.9	516.9	606.2
Costs of sales
Costs of sales (Note 12)	29.1	47.1	62.7	85.3
Depletion and depreciation	52.9	75.1	111.1	136.1
Total costs of sales	82.0	122.2	173.8	221.4
Gross profit	178.1	207.7	343.1	384.8
Other operating expenses (income)
General and administrative expenses (Note 13)	8.4	6.2	14.1	12.4
Share-based compensation expenses (Note 14)	1.8	2.4	4.6	5.6
Gain on disposal of royalty interests (Note 8)			(0.3)	(3.7)
Gain on sale of gold bullion	(1.1)	(1.4)	(2.5)	(2.1)
Total other operating expenses	9.1	7.2	15.9	12.2
Operating income	169.0	200.5	327.2	372.6
Foreign exchange (loss) gain and other (expenses) income	(9.8)	1.7	(11.4)	3.9
Income before finance items and income taxes	159.2	202.2	315.8	376.5
Finance items (Note 16)
Finance income	16.2	10.0	32.2	20.5
Finance expenses	(0.6)	(0.7)	(1.2)	(1.4)
Net income before income taxes	174.8	211.5	346.8	395.6
Income tax expense (Note 17)	95.3	27.0	122.8	54.6
Net income	79.5	184.5	224.0	341.0
Items that may be reclassified subsequently to profit and loss:
Currency translation adjustment	(12.3)	30.3	(51.5)	29.9
Items that will not be reclassified subsequently to profit and loss:
Gain (loss) on changes in the fair value of equity investments at fair value through other comprehensive income ("FVTOCI"), net of income tax (Note 5)	15.4	(5.8)	17.2	1.0
Other comprehensive income (loss), net of taxes	3.1	24.5	(34.3)	30.9
Comprehensive income	$ 82.6	$ 209.0	$ 189.7	$ 371.9
Earnings per share (Note 19)
Basic earnings per share (in dollars per share)	$ 0.41	$ 0.96	$ 1.17	$ 1.78
Diluted earnings per share (in dollars per share)	$ 0.41	$ 0.96	$ 1.16	$ 1.77
Weighted average number of shares outstanding (Note 19)
Basic weighted average number of shares outstanding	192.3	191.9	192.2	191.9
Diluted weighted average number of shares outstanding	192.5	192.2	192.4	192.2